Carrying Amounts and Classification of Assets and Liabilities on MHFG Group's Balance Sheets that Relate to its Variable Interests in Significant Unconsolidated VIEs (Detail) (JPY ¥)	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets	¥ 27,408,259,000,000	¥ 34,066,555,000,000
Loans	72,858,777,000,000	69,060,526,000,000
Total	175,699,346,000,000	178,746,994,000,000	166,361,600,000,000
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Payables under securities lending transactions	6,265,875,000,000	11,496,178,000,000
Total	169,077,975,000,000	172,889,899,000,000
Maximum exposure to loss	626,000,000,000	545,000,000,000
Unconsolidated VIEs
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets	29,000,000,000	46,000,000,000
Investments	222,000,000,000	206,000,000,000
Loans	316,000,000,000	308,000,000,000
Total	567,000,000,000	560,000,000,000
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Payables under securities lending transactions	4,000,000,000	14,000,000,000
Total	4,000,000,000	14,000,000,000
Maximum exposure to loss	¥ 626,000,000,000	¥ 545,000,000,000